Company financial information - Parent only financial information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of information about consolidated structured entities [line items]
(Loss)/profit for the year	$ 11	€ 10	$ (3)	€ (3)	$ (50)	€ (46)
Equity	(675)		(136)		106		€ (574)	€ (131)	$ 455
Parent
Disclosure of information about consolidated structured entities [line items]
(Loss)/profit for the year	(424)	(379)	(427)	(393)	53	49
Equity	1,892		2,567				1,610	2,471
Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Equity	(2,567)		(2,703)				€ (2,184)	€ (2,602)
Additional Loss/Gain If Subsidiaries Had Been Accounted For Using The Equity Method	$ 435	€ 389	$ 424	€ 390	$ (103)	€ (95)